PRC CONTRIBUTION AND PROFIT APPROPRIATION (Tables)	12 Months Ended
Dec. 31, 2017
PRC CONTRIBUTION AND PROFIT APPROPRIATION [Abstract]
Schedule of Appropriations to General Reserve Fund, Statutory Surplus Reserve and Education Development Reserve
The following table presents the Group’s appropriations to the general reserve fund, statutory surplus reserve and education development reserve as of December 31, 2016 and 2017:

	As of December 31,
	2016	2017
	RMB	RMB

General and statutory surplus reserve	59,309	17,348
Education development reserve	21,698	2,688
Total	81,007	20,036